Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

				$ million
		2024		2023
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	21,659	502	25,175	652
Amounts receivable from joint ventures and associates	655	—	843	26
Other receivables	3,524	808	3,936	722
	25,838	1,310	29,954	1,400
Non-financial assets
Sales taxes and production taxes	1,165	356	1,028	355
Other receivables	124	149	141	12
	1,289	505	1,169	367
	27,127	1,815	31,123	1,767